Loss Per Share/Ads	12 Months Ended
Dec. 31, 2021
Loss Per Share Or Ads [Abstract]
LOSS PER SHARE/ADS
NOTE 20:-	LOSS PER SHARE/ADS

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2021		2020		2019
Amounts used in the computation of basic and diluted loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
	In thousands	USD	In thousands	USD	In thousands	USD
Continuing operations:

Basic loss per share	2,049	(5,789)	258	$(3,482)	61	$(4,479)

Effect of potential dilutive ordinary shares	-	-	7	(468)	-	-

Diluted loss per share	2,049	(5,789)	265	(3,950)	61	(4,479)

Discontinued operations:

Basic and Diluted loss per share	-	-	-	-	61	(315)

Effect of potential dilutive ordinary shares	-	-	-	-	-	-

Diluted loss per share	-	$-	-	$-	61	$(315)

b.	The computation of diluted loss per share did not include the following convertible securities since their inclusion would decrease the loss per share (anti-dilutive effect):

1.	Share Options to employees, officers, directors and consultants; and

2.	Non-marketable warrants to investors.